Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Debt discount on note payable, current	$ 1,090,910	$ 0
Debt discount on note payable, noncurrent	$ 2,116,059	$ 2,717,752	$ 1,917,248
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	38,828,607	38,828,607	32,211,956
Common stock, shares outstanding	38,828,607	38,828,607	32,211,956